Revenue - Contract liabilities from contracts with customers (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Contract liabilities
-Current portion	¥ (361,522)	¥ (266,919)
-Non-current portion	(51,658)	(59,947)
Total contract liabilities	(413,180)	(326,866)	¥ (292,513)
Trade and other receivables
Receivables, Contract Liabilities From Contracts With Customers [Line Items]
Receivables	¥ 290,681	¥ 315,001